FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.0%
COMMUNICATION SERVICES - 9.4%
Diversified Telecommunication Services - 0.5%
AT&T Inc.	61,022	$1,033,102

Entertainment - 1.5%
Electronic Arts Inc.	8,021	1,118,769
Netflix Inc.	3,159	1,904,624	*

Total Entertainment		3,023,393

Interactive Media & Services - 6.7%
Alphabet Inc., Class A Shares	25,926	3,589,714	*
Alphabet Inc., Class C Shares	29,524	4,126,865	*
Meta Platforms Inc., Class A Shares	12,500	6,126,625

Total Interactive Media & Services		13,843,204

Media - 0.7%
Comcast Corp., Class A Shares	35,648	1,527,517

TOTAL COMMUNICATION SERVICES		19,427,216

CONSUMER DISCRETIONARY - 12.1%
Automobiles - 1.3%
General Motors Co.	28,000	1,147,440
Tesla Inc.	7,844	1,583,547	*

Total Automobiles		2,730,987

Broadline Retail - 3.9%
Amazon.com Inc.	37,333	6,598,981	*
eBay Inc.	14,938	706,269
Nordstrom Inc.	30,806	646,002

Total Broadline Retail		7,951,252

Diversified Consumer Services - 0.4%
H&R Block Inc.	16,034	784,864

Hotels, Restaurants & Leisure - 1.8%
Booking Holdings Inc.	514	1,782,979	*
Expedia Group Inc.	6,742	922,440	*
MGM Resorts International	24,954	1,080,009	*

Total Hotels, Restaurants & Leisure		3,785,428

Household Durables - 1.9%
PulteGroup Inc.	19,232	2,084,364
Toll Brothers Inc.	15,500	1,776,920

Total Household Durables		3,861,284

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - 2.1%
AutoZone Inc.	357	$1,073,149	*
Gap Inc.	65,060	1,232,237
Home Depot Inc.	2,799	1,065,327
Ulta Beauty Inc.	1,871	1,026,356	*

Total Specialty Retail		4,397,069

Textiles, Apparel & Luxury Goods - 0.7%
PVH Corp.	9,803	1,339,776

TOTAL CONSUMER DISCRETIONARY		24,850,660

CONSUMER STAPLES - 5.3%
Beverages - 0.7%
Boston Beer Co. Inc., Class A Shares	1,158	356,826	*
Molson Coors Beverage Co., Class B Shares	18,715	1,168,190

Total Beverages		1,525,016

Consumer Staples Distribution & Retail - 3.3%
Albertsons Cos. Inc., Class A Shares	41,887	849,468
Costco Wholesale Corp.	2,297	1,708,715
Kroger Co.	22,091	1,095,935
Target Corp.	6,216	950,551
Walmart Inc.	37,335	2,188,204

Total Consumer Staples Distribution & Retail		6,792,873

Food Products - 0.2%
Seaboard Corp.	125	410,949

Household Products - 0.9%
Colgate-Palmolive Co.	8,296	717,770
Procter & Gamble Co.	7,059	1,121,957

Total Household Products		1,839,727

Tobacco - 0.2%
Altria Group Inc.	10,694	437,492

TOTAL CONSUMER STAPLES		11,006,057

ENERGY - 3.2%
Oil, Gas & Consumable Fuels - 3.2%
APA Corp.	13,481	401,599
Cheniere Energy Inc.	7,457	1,157,326
Exxon Mobil Corp.	7,809	816,197
HF Sinclair Corp.	10,533	584,581
Marathon Petroleum Corp.	5,347	904,873
Phillips 66	8,901	1,268,481
Valero Energy Corp.	9,958	1,408,659

TOTAL ENERGY		6,541,716

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
FINANCIALS - 12.1%
Banks - 2.3%
Bank of America Corp.	11,408	$393,804
JPMorgan Chase & Co.	13,368	2,487,250
Popular Inc.	8,379	701,155
Wells Fargo & Co.	19,154	1,064,771

Total Banks		4,646,980

Capital Markets - 2.0%
Affiliated Managers Group Inc.	5,177	809,217
Bank of New York Mellon Corp.	20,498	1,149,733
Cboe Global Markets Inc.	4,000	768,000
Evercore Inc., Class A Shares	4,456	833,628
State Street Corp.	7,575	558,505

Total Capital Markets		4,119,083

Consumer Finance - 0.3%
Synchrony Financial	16,042	662,534

Financial Services - 5.3%
Berkshire Hathaway Inc., Class B Shares	5,185	2,122,739	*
Equitable Holdings Inc.	34,228	1,171,967
Mastercard Inc., Class A Shares	6,300	2,990,988
MGIC Investment Corp.	44,263	880,391
Visa Inc., Class A Shares	9,953	2,813,116
Western Union Co.	77,778	1,043,003

Total Financial Services		11,022,204

Insurance - 2.2%
American International Group Inc.	22,280	1,623,989
Assured Guaranty Ltd.	11,587	1,061,369
Loews Corp.	9,471	711,557
Old Republic International Corp.	40,000	1,158,400

Total Insurance		4,555,315

TOTAL FINANCIALS		25,006,116

HEALTH CARE - 13.4%
Biotechnology - 3.5%
AbbVie Inc.	13,712	2,413,998
Alkermes PLC	28,518	846,699	*
Exelixis Inc.	40,105	878,300	*
Neurocrine Biosciences Inc.	7,130	929,752	*
Vertex Pharmaceuticals Inc.	5,168	2,174,384	*

Total Biotechnology		7,243,133

Health Care Equipment & Supplies - 0.6%
IDEXX Laboratories Inc.	2,212	1,272,409	*

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - 3.9%
Elevance Health Inc.	3,765	$1,887,206
McKesson Corp.	3,323	1,732,645
Molina Healthcare Inc.	5,295	2,085,754	*
Tenet Healthcare Corp.	13,481	1,253,733	*
UnitedHealth Group Inc.	2,124	1,048,406

Total Health Care Providers & Services		8,007,744

Health Care Technology - 0.6%
Veeva Systems Inc., Class A Shares	4,919	1,109,284	*

Life Sciences Tools & Services - 0.7%
Medpace Holdings Inc.	3,458	1,374,624	*

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	8,670	440,003
Eli Lilly & Co.	3,422	2,579,093
Jazz Pharmaceuticals PLC	7,575	900,667	*
Johnson & Johnson	8,911	1,438,057
Merck & Co. Inc.	24,857	3,160,568

Total Pharmaceuticals		8,518,388

TOTAL HEALTH CARE		27,525,582

INDUSTRIALS - 9.1%
Building Products - 1.7%
Builders FirstSource Inc.	8,731	1,704,117	*
Owens Corning	12,445	1,864,012

Total Building Products		3,568,129

Construction & Engineering - 0.8%
EMCOR Group Inc.	5,532	1,734,393

Electrical Equipment - 2.0%
Acuity Brands Inc.	6,222	1,563,215
Eaton Corp. PLC	5,388	1,557,132
nVent Electric PLC	16,042	1,079,948

Total Electrical Equipment		4,200,295

Ground Transportation - 0.9%
CSX Corp.	17,114	649,305
Ryder System Inc.	10,694	1,220,185

Total Ground Transportation		1,869,490

Industrial Conglomerates - 0.8%
General Electric Co.	10,000	1,568,900

Machinery - 1.3%
PACCAR Inc.	11,363	1,260,043
Snap-on Inc.	5,079	1,400,077

Total Machinery		2,660,120

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Professional Services - 1.0%
Robert Half Inc.	8,300	$667,320
Science Applications International Corp.	2,034	284,678
Verisk Analytics Inc.	4,461	1,079,116

Total Professional Services		2,031,114

Trading Companies & Distributors - 0.6%
Core & Main Inc., Class A Shares	23,981	1,144,613	*

TOTAL INDUSTRIALS		18,777,054

INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 1.8%
Arista Networks Inc.	6,684	1,855,077	*
Cisco Systems Inc.	37,538	1,815,713

Total Communications Equipment		3,670,790

Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co.	5,971	348,826

IT Services - 0.8%
Accenture PLC, Class A Shares	1,600	599,648
Cognizant Technology Solutions Corp., Class A Shares	12,477	985,933

Total IT Services		1,585,581

Semiconductors & Semiconductor Equipment - 8.5%
Applied Materials Inc.	8,911	1,796,636
Broadcom Inc.	2,300	2,991,127
Lam Research Corp.	2,675	2,509,818
NVIDIA Corp.	10,249	8,108,189
QUALCOMM Inc.	13,691	2,160,303

Total Semiconductors & Semiconductor Equipment		17,566,073

Software - 11.2%
Adobe Inc.	4,430	2,482,040	*
AppLovin Corp., Class A Shares	22,758	1,359,108	*
Dropbox Inc., Class A Shares	46,403	1,111,352	*
Fair Isaac Corp.	871	1,106,092	*
Manhattan Associates Inc.	4,101	1,038,906	*
Microsoft Corp.	32,977	13,640,606
Nutanix Inc., Class A Shares	12,184	769,542	*
Splunk Inc.	5,447	850,930	*
Teradata Corp.	18,667	702,253	*

Total Software		23,060,829

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	69,352	$12,535,374
Xerox Holdings Corp.	25,588	477,216

Total Technology Hardware, Storage & Peripherals		13,012,590

TOTAL INFORMATION TECHNOLOGY		59,244,689

MATERIALS - 2.5%
Chemicals - 0.5%
CF Industries Holdings Inc.	12,404	1,001,251

Containers & Packaging - 1.0%
International Paper Co.	25,100	887,536
Packaging Corp. of America	6,409	1,161,247

Total Containers & Packaging		2,048,783

Metals & Mining - 1.0%
Cleveland-Cliffs Inc.	44,562	926,889	*
Steel Dynamics Inc.	8,911	1,192,470

Total Metals & Mining		2,119,359

TOTAL MATERIALS		5,169,393

REAL ESTATE - 2.0%
Hotel & Resort REITs - 0.6%
Host Hotels & Resorts Inc.	57,538	1,193,338

Residential REITs - 0.3%
Apartment Income REIT Corp.	25,000	758,000

Retail REITs - 0.8%
Simon Property Group Inc.	10,743	1,591,468

Specialized REITs - 0.3%
CubeSmart	14,519	633,174

TOTAL REAL ESTATE		4,175,980

UTILITIES - 1.1%
Electric Utilities - 0.3%
Entergy Corp.	6,238	633,594

Independent Power and Renewable Electricity Producers - 0.8%
Vistra Corp.	30,000	1,636,200

TOTAL UTILITIES		2,269,794

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $140,676,604)		203,994,257

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2024
(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.0%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,030,430)	5.234%	2,030,430	$2,030,430	(a)

TOTAL INVESTMENTS - 100.0% (Cost - $142,707,034)			206,024,687
Liabilities in Excess of Other Assets - (0.0)%††			(28,540)

TOTAL NET ASSETS - 100.0%			$205,996,147

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee,

8	Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report	9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$203,994,257	—	—	$203,994,257
Short-Term Investments†	2,030,430	—	—	2,030,430

Total Investments	$206,024,687	—	—	$206,024,687

†	See Schedule of Investments for additional detailed categorizations.

10	Franklin U.S. Large Cap Equity Fund 2024 Quarterly Report